INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Intangible Assets Net
INTANGIBLE ASSETS, NET
NOTE 11: -   INTANGIBLE ASSETS, NET

On August 6, 2019, Corteva invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. for Lavie Bio Ltd.'s shares and along with an amount of $10,000.  This transaction includes the following intangible assets: (see also Note 17f).

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2020	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2020	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance on January 1, 2020	$162	$102	$110	$374
Additions	405	254	276	935

Balance on December 31, 2020	567	356	386	1,309

Amortized cost on December 31, 2020	$6,461	$4,564	$5,114	$16,139

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2019	$-	$-	$-	$-
Additions (Acquisition on August 6, 2019)	7,028	4,920	5,500	17,448

Balance on December 31, 2019	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance on January 1, 2019	$-	$-	$-	$-
Additions	162	102	110	374

Balance on December 31, 2019	162	102	110	374

Depreciated cost on December 31, 2019	$6,866	$4,818	$5,390	$17,074

Amortization expenses of intangible assets are classified in profit or loss in research and development, net.